Average Annual Total Returns - FidelitySAIInternationalSMACompletionFund-PRO - FidelitySAIInternationalSMACompletionFund-PRO - Fidelity SAI International SMA Completion Fund	Dec. 30, 2024
Fidelity SAI International SMA Completion Fund | Return Before Taxes
Average Annual Return:
Past 1 year	15.84%
Since Inception	5.34%	[1]
Fidelity SAI International SMA Completion Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	15.42%
Since Inception	4.84%	[1]
Fidelity SAI International SMA Completion Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.84%
Since Inception	4.24%	[1]
MS001
Average Annual Return:
Past 1 year	18.49%
Since Inception	6.27%

[1]	A From April 11, 2019 .